Distribution Date:	02/17/22	JPMBB Commercial Mortgage Securities Trust 2015-C31
Determination Date:	02/11/22
Next Distribution Date:	03/17/22
Record Date:	01/31/22	Commercial Mortgage Pass-Through Certificates
Series 2015-C31

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5
			askmidlandls.com	(913) 253-9000
Additional Information	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	8		Niral Shah	(305) 485-2041	Niral.Shah@rialtocapital.com
Current Mortgage Loan and Property Stratification	9-13		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	14-15	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	16-17		Don Simon	(203) 660-6100
Principal Prepayment Detail	18		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	22
Specially Serviced Loan Detail - Part 2	23-24
Modified Loan Detail	25
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	46644YAS9	1.665800%	59,309,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46644YAT7	3.007900%	48,541,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46644YAU4	3.801400%	515,534,000.00	513,403,422.82	9,563,387.82	1,626,376.48	695,811.54	0.00	11,885,575.84	503,840,035.00	35.10%	30.00%
A-SB	46644YAW0	3.539500%	95,737,000.00	67,493,347.48	1,507,949.67	199,077.26	98,278.00	0.00	1,805,304.93	65,985,397.81	35.10%	30.00%
A-S	46644YAZ3	4.105800%	53,934,000.00	53,934,000.00	0.00	184,535.18	0.00	0.00	184,535.18	53,934,000.00	28.96%	24.75%
B	46644YBA7	4.620650%	84,753,000.00	84,753,000.00	0.00	326,344.97	0.00	0.00	326,344.97	84,753,000.00	19.31%	16.50%
C	46644YBB5	4.620650%	47,513,000.00	47,513,000.00	0.00	182,950.79	0.00	0.00	182,950.79	47,513,000.00	13.89%	11.88%
D	46644YBD1	4.120650%	42,377,000.00	42,377,000.00	0.00	145,517.33	0.00	0.00	145,517.33	42,377,000.00	9.07%	7.75%
E	46644YAE0	4.620650%	26,967,000.00	26,967,000.00	0.00	103,837.56	0.00	0.00	103,837.56	26,967,000.00	6.00%	5.13%
F	46644YAG5	4.620650%	16,694,000.00	16,694,000.00	0.00	64,280.94	0.00	0.00	64,280.94	16,694,000.00	4.10%	3.50%
NR*	46644YAJ9	4.620650%	35,956,082.00	35,956,082.00	0.00	89,109.12	0.00	0.00	89,109.12	35,956,082.00	0.00%	0.00%
BWP	46644YAQ3	10.978000%	4,990,079.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	46644YAN0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46644YAL4	0.000000%	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,032,305,262.00	889,090,852.30	11,071,337.49	2,922,029.63	794,089.54	0.00	14,787,456.66	878,019,514.81

Notional Certificates
X-A	46644YAX8	0.821233%	773,055,000.00	634,830,770.30	0.00	434,453.49	361,110.02	0.00	795,563.51	623,759,432.81
X-B	46644YAY6	0.000000%	84,753,000.00	84,753,000.00	0.00	0.00	0.00	0.00	0.00	84,753,000.00
X-C	46644YAA8	0.000000%	47,513,000.00	47,513,000.00	0.00	0.00	0.00	0.00	0.00	47,513,000.00
X-D	46644YAC4	0.500000%	42,377,000.00	42,377,000.00	0.00	17,657.08	0.00	0.00	17,657.08	42,377,000.00
Notional SubTotal			947,698,000.00	809,473,770.30	0.00	452,110.57	361,110.02	0.00	813,220.59	798,402,432.81

Deal Distribution Total					11,071,337.49	3,374,140.20	1,155,199.56	0.00	15,600,677.25

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46644YAS9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46644YAT7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46644YAU4	995.86724216	18.55045025	3.15474145	0.00000000	0.00000000	1.34969088	0.00000000	23.05488259	977.31679191
A-SB	46644YAW0	704.98707375	15.75096013	2.07941820	0.00000000	0.00000000	1.02654146	0.00000000	18.85691979	689.23611362
A-S	46644YAZ3	1,000.00000000	0.00000000	3.42149998	0.00000000	0.00000000	0.00000000	0.00000000	3.42149998	1,000.00000000
B	46644YBA7	1,000.00000000	0.00000000	3.85054181	0.00000000	0.00000000	0.00000000	0.00000000	3.85054181	1,000.00000000
C	46644YBB5	1,000.00000000	0.00000000	3.85054175	0.00000000	0.00000000	0.00000000	0.00000000	3.85054175	1,000.00000000
D	46644YBD1	1,000.00000000	0.00000000	3.43387522	0.00000000	0.00000000	0.00000000	0.00000000	3.43387522	1,000.00000000
E	46644YAE0	1,000.00000000	0.00000000	3.85054177	0.00000000	0.00000000	0.00000000	0.00000000	3.85054177	1,000.00000000
F	46644YAG5	1,000.00000000	0.00000000	3.85054151	0.00000000	0.00000000	0.00000000	0.00000000	3.85054151	1,000.00000000
NR	46644YAJ9	1,000.00000000	0.00000000	2.47827669	1.37226520	15.90479491	0.00000000	0.00000000	2.47827669	1,000.00000000
BWP	46644YAQ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Z	46644YAN0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46644YAL4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46644YAX8	821.19741842	0.00000000	0.56199558	0.00000000	0.00000000	0.46712074	0.00000000	1.02911631	806.87587922
X-B	46644YAY6	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-C	46644YAA8	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	46644YAC4	1,000.00000000	0.00000000	0.41666659	0.00000000	0.00000000	0.00000000	0.00000000	0.41666659	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	01/01/22 - 01/30/22	30	0.00	1,626,376.48	0.00	1,626,376.48	0.00	0.00	0.00	1,626,376.48	0.00
A-SB	01/01/22 - 01/30/22	30	0.00	199,077.25	0.00	199,077.25	0.00	0.00	0.00	199,077.26	0.00
X-A	01/01/22 - 01/30/22	30	0.00	434,453.49	0.00	434,453.49	0.00	0.00	0.00	434,453.49	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	01/01/22 - 01/30/22	30	0.00	17,657.08	0.00	17,657.08	0.00	0.00	0.00	17,657.08	0.00
A-S	01/01/22 - 01/30/22	30	0.00	184,535.18	0.00	184,535.18	0.00	0.00	0.00	184,535.18	0.00
B	01/01/22 - 01/30/22	30	0.00	326,344.97	0.00	326,344.97	0.00	0.00	0.00	326,344.97	0.00
C	01/01/22 - 01/30/22	30	0.00	182,950.79	0.00	182,950.79	0.00	0.00	0.00	182,950.79	0.00
D	01/01/22 - 01/30/22	30	0.00	145,517.33	0.00	145,517.33	0.00	0.00	0.00	145,517.33	0.00
E	01/01/22 - 01/30/22	30	0.00	103,837.56	0.00	103,837.56	0.00	0.00	0.00	103,837.56	0.00
F	01/01/22 - 01/30/22	30	0.00	64,280.94	0.00	64,280.94	0.00	0.00	0.00	64,280.94	0.00
NR	01/01/22 - 01/30/22	30	522,532.83	138,450.40	0.00	138,450.40	49,341.28	0.00	0.00	89,109.12	571,874.11
BWP	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			522,532.83	3,423,481.47	0.00	3,423,481.47	49,341.28	0.00	0.00	3,374,140.20	571,874.11

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46644YAZ3	4.105800%	53,934,000.00	53,934,000.00	0.00	184,535.18	0.00	0.00	184,535.18	53,934,000.00
A-S (EC)	NA	N/A	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46644YBA7	4.620650%	84,753,000.00	84,753,000.00	0.00	326,344.97	0.00	0.00	326,344.97	84,753,000.00
B (EC)	NA	N/A	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46644YBB5	4.620650%	47,513,000.00	47,513,000.00	0.00	182,950.79	0.00	0.00	182,950.79	47,513,000.00
C (EC)	NA	N/A	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			186,200,003.00	186,200,000.00	0.00	693,830.94	0.00	0.00	693,830.94	186,200,000.00

Exchangeable Certificate Details
EC	46644YBC3	N/A	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

	Additional Information
Total Available Distribution Amount (1)	15,600,677.25
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,552,574.17	Master Servicing Fee	9,617.38
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,368.67
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	382.80
ARD Interest	0.00	Senior Trust Advisor Fee	1,607.77
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	14,976.62
Total Interest Collected	3,552,574.17

Principal		Expenses/Reimbursements
Scheduled Principal	1,475,705.72	Reimbursement for Interest on Advances	306.02
Unscheduled Principal Collections		ASER Amount	21,242.48
Principal Prepayments	9,595,631.77	Special Servicing Fees (Monthly)	27,792.78
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	11,071,337.49	Total Expenses/Reimbursements	49,341.28

		Interest Reserve Deposit	114,116.05

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	1,155,199.57	Interest Distribution	3,374,140.19
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	11,071,337.49
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	1,155,199.57
		Borrower Option Extension Fees	0.00
Total Other Collected	1,155,199.57	Total Payments to Certificateholders and Others	15,600,677.25
Total Funds Collected	15,779,111.23	Total Funds Distributed	15,779,111.20

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	889,090,852.52	889,090,852.52	Beginning Certificate Balance	889,090,852.30
(-) Scheduled Principal Collections	1,475,705.72	1,475,705.72	(-) Principal Distributions	11,071,337.49
(-) Unscheduled Principal Collections	9,595,631.77	9,595,631.77	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	878,019,515.03	878,019,515.03	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	890,255,692.73	890,255,692.73	Ending Certificate Balance	878,019,514.81
Ending Actual Collateral Balance	879,293,758.14	879,293,758.14

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.22)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.22)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.62%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 29

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	167,909,097.10	19.12%	35	4.7503	NAP	Defeased	11	167,909,097.10	19.12%	35	4.7503	NAP
	9,999,999 or less	25	137,536,983.11	15.66%	34	4.7175	1.408764	1.35 or less	17	290,798,600.49	33.12%	18	4.6600	0.670163
10,000,000 to 19,999,999		6	80,437,730.77	9.16%	32	4.5476	1.301041	1.36 to 1.45	2	12,850,510.02	1.46%	36	4.8514	1.396653
20,000,000 to 24,999,999		1	21,000,000.00	2.39%	36	4.6630	1.470000	1.46 to 1.55	6	178,422,381.82	20.32%	11	4.6739	1.506658
25,000,000 to 49,999,999		7	246,102,693.65	28.03%	19	4.5973	1.582734	1.56 to 1.65	1	5,418,839.63	0.62%	2	4.8600	1.620000
	50,000,000 or greater	3	225,033,010.40	25.63%	12	4.5779	0.851551	1.66 to 1.80	3	81,633,533.70	9.30%	35	4.4059	1.697301
	Totals	53	878,019,515.03	100.00%	24	4.6374	1.299617	1.81 to 2.00	8	107,243,351.57	12.21%	33	4.5153	1.857581
								2.01 or greater	5	33,743,200.70	3.84%	38	4.5199	2.436695
								Totals	53	878,019,515.03	100.00%	24	4.6374	1.299617
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	29	167,909,097.10	19.12%	35	4.7503	NAP	Texas	9	64,193,335.42	7.31%	36	4.5007	1.277226
Alabama	3	50,963,267.44	5.80%	34	4.3216	1.697976	Virginia	1	5,567,110.40	0.63%	25	4.7430	1.950000
Arizona	8	27,822,648.64	3.17%	28	4.6792	1.495398	Washington	1	653,417.32	0.07%	(27)	4.7930	1.470000
California	11	39,272,900.28	4.47%	27	4.6466	1.260338	Wisconsin	1	7,214,391.36	0.82%	38	4.7560	2.860000
Colorado	6	3,401,782.74	0.39%	(27)	4.7930	1.470000	Totals	148	878,019,515.03	100.00%	24	4.6374	1.299617
Connecticut	3	28,658,017.38	3.26%	38	4.3619	1.877624
									Property Type³
Florida	10	75,053,894.86	8.55%	28	4.6669	1.594215
Georgia	9	14,340,996.95	1.63%	18	4.6497	1.182253		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	16	174,139,827.43	19.83%	3	4.6577	1.155401		Properties	Balance	Agg. Bal.			DSCR¹
Louisiana	1	73,409,583.82	8.36%	38	4.7100	0.210000	Defeased	29	167,909,097.10	19.12%	35	4.7503	NAP
Maryland	2	788,112.98	0.09%	(27)	4.7930	1.470000	Industrial	9	109,917,916.21	12.52%	36	4.4799	1.527749
Michigan	3	18,415,897.45	2.10%	37	4.8193	1.373488	Lodging	7	108,344,677.62	12.34%	37	4.7828	0.565401
Minnesota	4	2,851,535.98	0.32%	(27)	4.7930	1.470000	Mixed Use	2	11,370,731.51	1.30%	37	4.6224	0.955207
Missouri	2	1,149,928.60	0.13%	(27)	4.7930	1.470000	Mobile Home Park	3	29,932,092.20	3.41%	34	4.6779	1.582884
New Jersey	4	11,536,351.51	1.31%	33	4.8766	1.670379	Multi-Family	3	42,046,296.49	4.79%	36	4.4575	1.365218
New York	2	23,668,192.93	2.70%	35	4.7726	0.745179	Office	13	256,729,285.32	29.24%	4	4.5461	1.351173
North Carolina	1	2,937,451.11	0.33%	37	4.8100	2.400000	Retail	80	146,350,578.95	16.67%	23	4.7153	1.434432
Ohio	7	11,158,904.64	1.27%	32	4.6423	1.376380	Self Storage	2	5,418,839.63	0.62%	2	4.8600	1.620000
Oklahoma	1	868,000.00	0.10%	38	4.4880	2.073439	Totals	148	878,019,515.03	100.00%	24	4.6374	1.299617
Ontario	1	639,087.98	0.07%	(27)	4.7930	1.470000
Oregon	1	5,891,358.23	0.67%	36	4.0960	2.050000
Pennsylvania	5	4,604,104.64	0.52%	35	4.5027	2.044329
South Carolina	1	17,037,794.90	1.94%	35	4.3174	1.700000
South Dakota	1	802,000.00	0.09%	38	4.4880	2.073439
Tennessee	5	43,070,522.94	4.91%	(21)	4.5863	1.388545

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	167,909,097.10	19.12%	35	4.7503	NAP	Defeased	11	167,909,097.10	19.12%	35	4.7503	NAP
	4.20000% or less	1	5,891,358.23	0.67%	36	4.0960	2.050000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.20001% to 4.40000%	5	124,531,366.17	14.18%	33	4.3229	1.714722	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	10	158,531,837.48	18.06%	20	4.5394	1.452205	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	18	372,273,627.87	42.40%	17	4.6985	1.066174	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% or greater	8	48,882,228.18	5.57%	32	4.9695	1.179957	49 months or greater	42	710,110,417.93	80.88%	22	4.6108	1.282085
	Totals	53	878,019,515.03	100.00%	24	4.6374	1.299617	Totals	53	878,019,515.03	100.00%	24	4.6374	1.299617
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	167,909,097.10	19.12%	35	4.7503	NAP	Defeased	11	167,909,097.10	19.12%	35	4.7503	NAP
	60 months or less	42	710,110,417.93	80.88%	22	4.6108	1.282085	Interest Only	3	38,700,000.00	4.41%	37	4.5961	1.894873
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	39	671,410,417.93	76.47%	21	4.6116	1.246764
	Totals	53	878,019,515.03	100.00%	24	4.6374	1.299617	300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	53	878,019,515.03	100.00%	24	4.6374	1.299617
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	11	167,909,097.10	19.12%	35	4.7503	NAP				None
Underwriter's Information		6	168,331,667.36	19.17%	10	4.5267	1.641420
	12 months or less	32	497,223,332.34	56.63%	24	4.6418	1.125098
	13 months to 24 months	2	9,757,009.49	1.11%	33	5.0888	0.254033
	25 months or greater	2	34,798,408.74	3.96%	38	4.4397	2.075246
	Totals	53	878,019,515.03	100.00%	24	4.6374	1.299617
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 29

					Mortgage Loan Detail (Part 1)

											Original Adjusted		Beginning	Ending	Paid
		Prop			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30309955	OF	Chicago	IL	Actual/360	4.672%	338,714.77	121,376.24	0.00	10/05/19	08/01/25	--	84,192,248.45	84,070,872.21	06/01/21
2	30309956	LO	New Orleans	LA	Actual/360	4.710%	298,264.73	130,107.47	0.00	04/11/25	08/06/25	--	73,539,691.29	73,409,583.82	02/06/22
3	30309957	OF	Various	Various	Actual/360	4.317%	251,622.84	128,727.62	0.00	01/05/25	07/01/25	--	67,681,281.99	67,552,554.37	02/01/22
4	30309946	RT	Fort Lauderdale	FL	Actual/360	4.750%	182,451.35	78,372.32	0.00	03/05/25	08/01/25	--	44,606,101.44	44,527,729.12	02/01/22
5	30309958	OF	Downers Grove	IL	Actual/360	4.609%	158,868.93	72,063.14	0.00	04/11/25	08/01/25	--	40,028,845.58	39,956,782.44	02/01/22
6	30309959	OF	Nashville	TN	Actual/360	4.570%	152,595.83	82,525.70	0.00	11/05/19	08/05/25	--	38,776,379.90	38,693,854.20	02/05/22
7	30309960	IN	Chicago	IL	Actual/360	4.560%	140,779.32	53,118.19	0.00	11/05/24	07/05/25	--	35,852,118.37	35,799,000.18	02/05/22
8	30309961	OF	Beverly Hills	CA	Actual/360	4.460%	139,510.30	48,093.53	0.00	06/05/24	07/05/25	--	36,325,550.88	36,277,457.35	02/05/22
9	30309953	RT	Various	Various	Actual/360	4.793%	122,372.42	78,035.26	0.00	11/05/19	07/01/25	--	29,649,469.76	29,571,434.50	02/01/22
10	30309962	MF	Tyler	TX	Actual/360	4.463%	115,351.63	45,075.94	0.00	04/05/25	08/01/25	--	30,014,951.77	29,969,875.83	02/01/22
12	30309964	IN	Various	TX	Actual/360	4.620%	118,724.92	37,996.38	0.00	04/11/25	08/05/25	--	29,842,879.31	29,804,882.93	02/05/22
13	30309965	OF	Denver	CO	Actual/360	5.169%	114,363.43	63,980.13	0.00	01/05/25	08/06/25	--	25,693,392.72	25,629,412.59	02/06/22
14	30309966	MF	Various	Various	Actual/360	4.988%	114,571.05	44,948.78	0.00	03/05/25	08/06/25	--	26,674,067.13	26,629,118.35	02/06/22
15	30309967	IN	Rocky Hill	CT	Actual/360	4.357%	103,631.59	37,365.84	0.00	04/11/25	07/01/25	--	27,621,383.22	27,584,017.38	02/01/22
16	30309968	MH	Apache Junction	AZ	Actual/360	4.663%	84,322.58	0.00	0.00	02/05/25	08/06/25	--	21,000,000.00	21,000,000.00	02/06/22
17	30309954	IN	Pittsford	NY	Actual/360	4.697%	71,962.60	31,728.90	0.00	01/05/25	07/06/25	--	17,792,094.93	17,760,366.03	02/06/22
18	30309969	RT	Escondido	CA	Actual/360	4.594%	65,888.53	44,664.20	0.00	12/05/24	08/06/25	--	16,655,575.46	16,610,911.26	02/06/22
19	30309949	IN	Carrollton	TX	Actual/360	4.240%	47,543.02	20,632.44	0.00	04/05/25	06/01/25	--	13,021,519.94	13,000,887.50	02/01/22
20	30309970	LO	Avenel	NJ	Actual/360	4.883%	45,136.17	18,427.10	0.00	04/11/25	08/06/25	--	10,734,424.63	10,715,997.53	01/06/22
21	30309950	OF	Miami	FL	Actual/360	4.328%	39,392.31	20,189.72	0.00	04/11/22	06/01/25	--	10,569,758.17	10,549,568.45	02/01/22
22	30309971	RT	Various	Various	Actual/360	4.488%	45,603.07	0.00	0.00	04/11/25	04/01/29	--	11,800,000.00	11,800,000.00	02/01/22
23	30309948	OF	Various	TX	Actual/360	4.650%	40,104.66	17,904.48	0.00	04/11/25	08/05/25	--	10,015,731.24	9,997,826.76	02/05/22
24	30309972	RT	Federal Way	WA	Actual/360	4.892%	40,422.13	9,595,631.77	0.00	11/05/24	08/06/25	--	9,595,631.77	0.00	02/05/22
26	30309974	Various San Diego		CA	Actual/360	4.724%	37,359.33	16,209.05	0.00	04/11/25	08/06/25	--	9,183,960.22	9,167,751.17	02/06/22
28	30309975	RT	Lake View Terrace	CA	Actual/360	4.834%	36,814.61	13,750.74	0.00	01/05/25	08/06/25	--	8,844,114.56	8,830,363.82	02/06/22
29	30309976	RT	Sterling Heights	MI	Actual/360	4.750%	35,030.66	15,047.48	0.00	02/05/25	08/06/25	--	8,564,371.88	8,549,324.40	02/06/22
30	30309977	MF	Clarkston	GA	Actual/360	4.675%	33,648.50	14,962.31	0.00	04/11/25	07/06/25	--	8,358,432.54	8,343,470.23	02/06/22
31	30309978	SS	Pembroke Pines	FL	Actual/360	4.766%	34,061.41	14,541.52	0.00	01/05/25	08/06/25	--	8,299,450.32	8,284,908.80	02/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

					Mortgage Loan Detail (Part 1)

											Original Adjusted		Beginning	Ending	Paid
		Prop			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
32	30309979	LO	Racine	WI	Actual/360	4.756%	29,598.09	12,684.64	0.00	04/11/25	08/01/25	--	7,227,076.00	7,214,391.36	02/01/22
33	30309980	IN	Conshohocken	PA	Actual/360	4.688%	27,363.18	17,961.39	0.00	01/05/25	08/06/25	--	6,778,284.83	6,760,323.44	02/06/22
34	30309981	IN	Various	TX	Actual/360	4.600%	30,964.04	10,047.51	0.00	04/11/25	07/05/25	--	7,817,007.63	7,806,960.12	02/05/22
35	30309982	MU	Atlanta	GA	Actual/360	4.555%	27,483.46	12,803.26	0.00	04/05/25	07/01/25	--	7,006,866.03	6,994,062.77	02/01/22
36	30309983	LO	Roselle	IL	Actual/360	5.210%	31,102.37	11,226.75	0.00	04/11/25	08/06/25	--	6,932,607.73	6,921,380.98	02/06/21
37	30309984	MF	Tucson	AZ	Actual/360	4.735%	27,557.76	9,675.41	0.00	04/11/25	07/06/25	--	6,758,724.34	6,749,048.93	02/06/22
38	30309985	MF	Houston	TX	Actual/360	4.485%	24,113.41	11,545.10	0.00	02/05/25	07/01/25	--	6,243,627.29	6,232,082.19	02/01/22
39	30309986	LO	Cleveland	OH	Actual/360	4.752%	25,554.99	10,968.76	0.00	08/05/24	08/06/25	--	6,245,110.10	6,234,141.34	02/06/22
40	30309987	IN	Portland	OR	Actual/360	4.096%	20,821.02	11,779.21	0.00	02/05/25	05/06/25	--	5,903,137.44	5,891,358.23	02/06/22
41	30309951	OF	Rochester	NY	Actual/360	5.000%	25,479.32	9,950.91	0.00	12/05/24	08/01/25	--	5,917,777.81	5,907,826.90	01/01/22
42	30309988	RT	Livonia	MI	Actual/360	4.745%	22,780.08	9,804.05	0.00	03/05/25	08/06/25	--	5,575,191.48	5,565,387.43	02/06/22
43	30309989	MF	North Hills	CA	Actual/360	4.400%	22,175.27	8,371.15	0.00	03/05/24	07/01/25	--	5,852,709.62	5,844,338.47	02/01/22
44	30309952	MH	Newport News	VA	Actual/360	4.743%	22,772.19	8,501.34	0.00	03/05/24	08/06/25	--	5,575,611.74	5,567,110.40	02/06/22
45	30309990	RT	Lehigh Acres	FL	Actual/360	4.574%	23,238.46	0.00	0.00	04/11/25	08/06/25	--	5,900,000.00	5,900,000.00	02/06/22
46	30309991	SS	Various	FL	Actual/360	4.860%	22,709.38	7,535.69	0.00	04/11/22	08/05/25	--	5,426,375.32	5,418,839.63	02/05/22
47	30309992	RT	Detroit	MI	Actual/360	5.053%	18,746.52	7,176.62	0.00	03/05/25	08/06/25	--	4,308,362.24	4,301,185.62	02/06/22
48	30309993	MU	Cordova	TN	Actual/360	4.730%	17,853.86	6,737.05	0.00	01/05/25	07/06/25	--	4,383,405.79	4,376,668.74	02/06/22
49	30309947	RT	Doral	FL	Actual/360	4.609%	15,818.50	10,737.77	0.00	03/05/24	07/06/25	--	3,985,651.43	3,974,913.66	02/06/22
50	30309994	LO	Houston	TX	Actual/360	5.225%	17,361.56	9,538.26	0.00	09/05/24	08/06/25	--	3,858,720.85	3,849,182.59	02/06/22
51	30309995	IN	Chula Vista	CA	Actual/360	4.668%	16,418.58	6,316.93	0.00	02/05/25	08/06/25	--	4,084,563.13	4,078,246.20	02/06/22
52	30309996	RT	Jacksonville	FL	Actual/360	4.525%	14,309.02	6,786.46	0.00	02/05/25	06/06/25	--	3,672,247.93	3,665,461.47	02/06/22
53	30309997	MH	Apache Junction	AZ	Actual/360	4.663%	13,529.87	4,544.70	0.00	02/05/25	08/06/25	--	3,369,526.50	3,364,981.80	02/06/22
54	30309998	IN	Gurnee	IL	Actual/360	4.590%	11,360.68	7,711.73	0.00	04/11/25	08/06/25	--	2,874,301.31	2,866,589.58	02/06/22
55	30309999	RT	Hiram	GA	Actual/360	4.665%	12,286.76	4,758.93	0.00	02/05/25	07/06/25	--	3,058,626.59	3,053,867.66	02/06/22
56	30310000	IN	Whitsett	NC	Actual/360	4.810%	12,188.07	5,145.84	0.00	03/05/25	07/01/25	--	2,942,596.95	2,937,451.11	02/01/22
57	30310001	MH	Arizona City	AZ	Actual/360	4.663%	9,875.04	3,551.78	0.00	01/05/25	08/06/25	--	2,459,314.97	2,455,763.19	02/06/22
Totals							3,552,574.17	11,071,337.49	0.00				889,090,852.52	878,019,515.03
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	8,202,164.26	1,866,744.72	01/01/21	03/31/21	10/12/21	5,285,768.24	104,841.88	438,167.04	3,690,049.13	668,420.02	0.00
2	8,419,634.00	3,355,561.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	14,082,341.36	13,674,312.80	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,818,052.89	5,174,351.83	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,670,271.80	5,192,775.67	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	6,020,421.12	5,582,435.30	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,622,575.38	3,627,164.57	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	17,237,497.41	17,305,853.36	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,177,238.18	2,679,566.69	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	4,139,017.63	2,159,496.13	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,969,531.11	1,496,417.12	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,545,165.00	1,221,695.61	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	578,176.86	1,022,412.04	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	865,280.97	1,112,122.44	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	307,228.00	0.00	--	--	11/12/21	0.00	0.00	63,517.05	63,517.05	0.00	0.00
21	1,328,914.92	1,434,244.21	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	942,431.59	937,239.36	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,577,848.00	1,301,337.33	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,076,539.50	1,415,984.13	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	1,008,560.94	1,003,148.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	817,700.38	929,844.89	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	740,963.24	617,605.04	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	31,809.16	01/01/21	03/31/21	--	0.00	0.00	42,273.00	507,594.83	76,426.72	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	534,310.00	390,483.38	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	(38,805.36)	461,725.87	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	838,385.19	857,526.10	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	168,770.00	0.00	--	--	--	0.00	0.00	35,009.82	35,009.82	0.00	0.00
42	449,000.66	565,267.39	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	703,847.10	734,858.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	724,403.38	1,487,061.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	869,116.59	912,825.51	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	7,411.82	0.00
46	611,301.12	605,316.93	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	600,152.71	464,511.74	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	162,206.92	227,517.59	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	(81,198.00)	(232,333.27)	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	8,271.54	0.00	--	--	--	0.00	0.00	0.00	0.00	5,684.29	0.00
51	494,875.62	533,671.98	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	487,719.74	539,430.81	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	400,669.98	369,159.30	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	231,433.02	266,068.97	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	125,512.38	196,927.87	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	556,131.20	523,810.35	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	92,993,658.33	82,045,952.36				5,285,768.24	104,841.88	578,966.91	4,296,170.83	757,942.85	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
24	30309972	9,595,631.77	Payoff w/ penalty	1,155,199.57	0.00
Totals		9,595,631.77		1,155,199.57	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/17/22	0	0.00	0	0.00	2	90,992,253.19	0	0.00	0	0.00	0	0.00	0	0.00	1	9,595,631.77	4.637444%	4.617800%	24
01/18/22	1	5,917,777.81	0	0.00	2	91,124,856.18	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.640212%	4.620650%	25
12/17/21	0	0.00	0	0.00	3	98,496,631.57	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.640232%	4.620671%	26
11/18/21	0	0.00	0	0.00	3	98,653,616.71	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.640254%	4.620692%	27
10/18/21	0	0.00	1	7,265,770.77	2	91,531,323.90	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.640274%	4.620712%	28
09/17/21	0	0.00	1	7,279,203.59	2	91,673,698.84	0	0.00	0	0.00	0	0.00	0	0.00	1	2,130,578.00	4.640295%	4.620734%	29
08/17/21	1	7,291,623.88	1	84,813,561.20	1	6,989,983.61	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.638842%	4.619299%	30
07/16/21	0	0.00	2	92,235,955.00	2	17,847,160.91	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.638862%	4.619318%	31
06/17/21	2	92,378,157.57	0	0.00	2	17,878,392.16	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.638883%	4.619339%	32
05/17/21	0	0.00	2	14,353,144.83	2	96,061,698.34	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.638902%	4.619358%	33
04/16/21	2	14,378,109.72	0	0.00	2	96,208,862.41	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.638922%	4.619379%	34
03/17/21	0	0.00	2	14,400,988.49	2	96,342,934.22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.638941%	4.619398%	35
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	30309955	06/01/21	7	6	438,167.04	3,690,049.13	885,701.57	85,178,291.41	06/26/20	98
36	30309983	02/06/21	11	6	42,273.00	507,594.83	87,474.72	7,059,826.88	06/15/20	98
41	30309951	01/01/22	0	B	35,009.82	35,009.82	0.00	5,917,777.81	04/21/20	98
Totals					515,449.86	4,232,653.78	973,176.29	98,155,896.10
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		866,219,515	775,227,262	90,992,253		0
49 - 60 Months		0	0	0		0
> 60 Months		11,800,000	11,800,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-22	878,019,515	787,027,262	0	0	90,992,253	0
Jan-22	889,090,853	792,048,219	5,917,778	0	91,124,856	0
Dec-21	890,577,050	792,080,419	0	0	98,496,632	0
Nov-21	892,166,935	793,513,318	0	0	98,653,617	0
Oct-21	893,640,858	794,843,763	0	7,265,771	91,531,324	0
Sep-21	895,218,910	796,266,008	0	7,279,204	91,673,699	0
Aug-21	898,814,266	799,719,097	7,291,624	84,813,561	6,989,984	0
Jul-21	900,273,200	790,190,084	0	92,235,955	17,847,161	0
Jun-21	901,837,139	791,580,590	92,378,158	0	17,878,392	0
May-21	903,284,016	792,869,173	0	14,353,145	96,061,698	0
Apr-21	904,836,331	794,249,359	14,378,110	0	96,208,862	0
Mar-21	906,271,244	795,527,321	0	14,400,988	96,342,934	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	30309955	84,070,872.21	85,178,291.41	165,000,000.00	02/25/21	1,866,744.72	0.73000	03/31/21	08/01/25	281
3	30309957	67,552,554.37	67,552,554.37	203,306,000.00	--	15,649,137.00	1.70000	--	07/01/25	280
20	30309970	10,715,997.53	10,734,424.63	17,900,000.00	10/20/21	1,243,267.00	1.68572	--	08/06/25	281
32	30309979	7,214,391.36	7,214,391.36	11,700,000.00	05/01/15	1,448,736.03	2.86000	12/31/19	08/01/25	281
36	30309983	6,921,380.98	7,059,826.88	9,700,000.00	06/08/21	31,809.16	0.25000	03/31/21	08/06/25	281
41	30309951	5,907,826.90	5,917,777.81	9,250,000.00	06/04/15	168,770.00	0.40000	12/31/20	08/01/25	281
50	30309994	3,849,182.59	3,849,182.59	4,500,000.00	12/15/20	8,271.54	0.03000	12/31/20	08/06/25	221
Totals		186,232,205.94	187,506,449.05	421,356,000.00		20,416,735.45

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 29

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	30309955	OF	IL	06/26/20	98

2/11/2022 - Loan transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. Negotiations for a forbearance are ongoing. Loan is in monetary default. Lender is dual tracking negotiations with

	foreclosure. Consensu al receivership was awarded by court. Lender is exploring a receivership sale.

3	30309957	OF	Various	01/24/22	98

2/11/2022 - Loan recently transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. We are reaching out to the borrower in order to assess next steps. Hello Letter and Pre-Negotiation Letter has been

	sent to the Borrower.

20	30309970	LO	NJ	07/08/20	1

2/11/2022 - Loan transferred for Monetary Default as a result of the Covid-19 pandemic. Negotiations continue with Borrower regarding their request for relief. Resolution expected to be reached soon. Working with Borrower and legal to finalize

	agreement, expected resolution soon. FB agreement finalized and signed. Reviewing 2022 budget and will seek return to Master.

32	30309979	LO	WI	05/18/20	9

2/11/2022 - The loan transferred due to imminent default as result of the COVID-19 pandemic. Borrower has signed the PNL and provided the requested due diligence. A reinstatement Agreement was executed in Q4 2021.

36	30309983	LO	IL	06/15/20	98
	2/11/2022 - Loan transferred for Monetary Default as a result of the Covid-19 pandemic. Special Servicer is actively negotiating with Borrower while dual tracking foreclosure.

41	30309951	OF	NY	04/21/20	98

2/11/2022 - Loan transferred for Imminent Monetary default at Borrower''s request due to COVID-19. Borrower''s forbearance request has been withdrawn. Borrower missed January payment and is now in default. Special Servicer is evaluating

	options.

© 2021 Computershare. All rights reserved. Confidential.						Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
50	30309994	LO	TX	07/15/20	98

2/11/2022 - Loan transferred to Special Servicing due to the impact of COVID-19. Borrower made various relief requests. Relief Request and Assumption were completed on 5/20/2021. A DSCR trigger has occurred and Borrower and Special

Servicer are working to implement all required lockbox accounts. Special Servicer anticipates sending the Loan back to the Master Servicer upon approval of an annual budget.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
11	30309963	28,897,593.34	4.76781%	28,897,593.34 4.76781%		1	05/29/20	06/01/20	06/02/20
35	30309982	7,200,022.89	4.55500%	7,200,022.89 4.55500%		8	10/01/20	10/01/20	10/16/20
Totals		36,097,616.23		36,097,616.23
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	09/17/20	0.00	1,831.81	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	1,831.81		0.00	0.00	0.00	0.00	0.00	0.00

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	18,124.72	0.00	0.00	21,242.48	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	3,760.07	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	2,310.88	0.00	0.00	0.00	0.00	0.00	120.42	0.00	0.00	0.00
28	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.64	0.00	0.00	0.00
32	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	64.84	0.00	0.00	0.00
36	0.00	0.00	1,492.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	1,273.97	0.00	0.00	0.00	0.00	0.00	120.12	0.00	0.00	0.00
50	0.00	0.00	830.70	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	27,792.78	0.00	0.00	21,242.48	0.00	0.00	306.02	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		49,341.28

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Supplemental Notes
None

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